Condensed Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Natural gas sales					$ 87,847	$ 26,743	$ 13,972
Other revenue					757	457
Operating revenues	91,940	23,877	182,417	37,110	88,604	27,200	13,972
Operating expenses:
Lease operating	6,667	2,781	11,853	4,017	8,309	3,688	1,617
Gathering, compression and transportation	9,176	2,058	16,306	3,586	9,774	3,754	540
Production taxes and impact fees	871	338	1,510	507	1,629	1,382
Exploration	473	548	959	1,447	9,951	3,275	660
Incentive unit expense	1,474	0	75,276	0
Restricted unit expense	0	7,706	0	7,706	32,906		170
Stock compensation expense	1,125	0	1,216	0
General and administrative	14,845	4,040	26,275	5,782	16,953	7,599	5,208
Depreciation, depletion and amortization	32,552	8,362	58,059	13,493	32,815	14,149	5,981
Amortization of intangible assets	340	0	340	0
Write-down of abandoned leases						2,253	109
Loss (gain) from sale of interest in gas properties					4,230		(1,478)
Total operating expenses	67,523	25,833	191,794	36,538	116,567	36,100	12,807
Operating income (loss)	24,417	(1,956)	(9,377)	572	(27,963)	(8,900)	1,165
Nonoperating Income (Expense)
Interest expense	(15,941)	(5,176)	(22,983)	(7,090)	(17,915)	(3,487)	(531)
Gain on purchase of Marcellus joint venture	0	0	203,579	0
Other income (expense)	(195)	(693)	396	(446)	(357)	112	161
Gain (loss) on derivative instruments	(11,198)	13,641	(31,578)	8,648	6,891	(1,381)	574
Amortization of deferred financing costs	(532)	(1,937)	(1,021)	(3,802)	(5,230)	(7,220)	(2,675)
Loss on extinguishment of debt	(3,001)	0	(3,144)	0	(10,622)
Write-off of deferred financing costs	(6,060)	0	(6,896)	0
Equity in income (loss) of joint ventures	0	15,707	(2,656)	14,929	19,420	1,532	370
Total other expense					(7,813)	(10,444)	(2,101)
Income (loss) before income taxes	(12,510)	19,586	126,320	12,811
Income tax benefit (expense)	4,593	0	(4,782)	0
Net income (loss)	(7,917)	19,586	121,538	12,811	(35,776)	(19,344)	(936)
Earnings Per Share
Earnings (loss) per share - basic	$ (0.06)	$ 0.24	$ 1.00	$ 0.18	$ (0.44)	$ (0.33)	$ (0.02)
Earnings (loss) per share - diluted	$ (0.06)	$ 0.23	$ 0.99	$ 0.17	$ (0.44)	$ (0.33)	$ (0.02)
Weighted average common shares outstanding;
Basic and Diluted					80,441	57,967	39,958
Net loss per common share
Basic and Diluted					$ (0.44)	$ (0.33)	$ (0.02)
Pro Forma
Nonoperating Income (Expense)
Income tax benefit (expense)			5,560		14,844
Net income (loss)			$ 127,097		$ (20,932)
Earnings Per Share
Earnings (loss) per share - basic			$ 1.04
Earnings (loss) per share - diluted			$ 1.04
Net loss per common share
Basic and Diluted					$ (0.26)